Offerings	Aug. 08, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 998,070,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,315.13
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 999,520,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,529.15
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 2,495,250,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 368,298.9
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2054
Maximum Aggregate Offering Price	$ 3,237,032,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 477,786
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2064
Maximum Aggregate Offering Price	$ 2,738,120,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 404,146.51
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.